TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 18,076	$ 23,514
Prepaid expenses	2,392	4,017
Value added tax	2,486	1,625
Other receivables	2,363	2,305
Taxes and social securities	4,666	4,440
Trade and other current receivables	$ 29,983	$ 35,901	[1]	$ 28,864

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.